Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Derivative Financial Instruments

15. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

Ricoh enters into various derivative financial instrument contracts in the normal course of business in connection with the management of its assets and liabilities.

Ricoh uses derivative instruments to reduce risk and protect market value of assets and liabilities in conformity with Ricoh's policy. Ricoh does not use derivative financial instruments for trading or speculative purposes, nor is it a party to leveraged derivatives.

All derivative instruments are exposed to credit risk arising from the inability of counterparties to meet the terms of the derivative contracts. However, Ricoh does not expect any counterparties to fail to meet their obligations because these counterparties are financial institutions with satisfactory credit ratings. Ricoh utilizes a number of counterparties to minimize the concentration of credit risk.

Foreign Exchange Risk Management

Ricoh conducts business on a global basis and holds assets and liabilities denominated in foreign currencies. Ricoh enters into foreign exchange contracts and foreign currency options to hedge against the potentially adverse impacts of foreign currency fluctuations on those assets and liabilities denominated in foreign currencies.

Interest Rate Risk Management

Ricoh enters into interest rate swap agreements to hedge against the potential adverse impacts of changes in fair value or cash flow fluctuations on interest of its outstanding debt.

Fair Value Hedges

Changes in the fair value of derivative instruments and the related hedged items designated and qualifying as fair value hedges are included in other (income) expenses on the consolidated statements of income. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2009, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Because hedging instruments and hedging items have expired for the years ended March 31, 2011, there are no fair value hedges as of March 31, 2011.

Cash Flow Hedges

Changes in the fair value of derivative instruments designated and qualifying as cash flow hedges are included in accumulated other comprehensive income (loss) on the consolidated balance sheets. These amounts are reclassified into earnings as interest on the hedged loans is paid. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2009, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Ricoh expects that it will reclassify into earnings through other expenses during the next 12 months approximately ¥33 million ($398 thousand) of the balance of accumulated other comprehensive loss as of March 31, 2011.

Undesignated Derivative Instruments

Derivative instruments not designated as hedging instruments are held to reduce the risk relating to the variability in exchange rates on assets and liabilities denominated in foreign currencies. Changes in the fair value of these instruments are included in other (income) expenses on the consolidated statements of income.

Contract amounts of derivative instruments at March 31, 2010 and 2011 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Interest rate swap agreements	¥297,501	¥284,444	$3,427,036
Foreign currency contracts	138,283	211,249	2,545,169
Foreign currency options	29,143	3,555	42,831

The location and fair value amounts of derivative instruments in consolidated balance sheets at March 31, 2010 and 2011 are shown in the following tables:

Derivatives designated as hedging instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap	Deferred income				Lease deposits
agreements	taxes and other	¥40	¥4	$48	and other	¥12	¥—	$—
Liability
Derivatives
Interest rate
swap	Accrued expenses				Deferred income
agreements	and other	¥10	¥73	$880	taxes and other	¥2,564	¥2,766	$33,325

Derivatives not
designated as
hedging
instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap
agreements		¥—	¥—	$—
Foreign
currency	Deferred income
	taxes and other
contracts		356	1,497	18,036
Foreign
currency
options		128	20	241
Total		¥484	¥1,517	$18,277
Liability
derivatives
Interest rate
swap
agreements		¥46	¥72	$867		¥117	¥24	$289
Foreign
currency	Accrued expenses				Deferred income
	and other				taxes and other
contracts		4,076	3,087	37,193		347	477	5,747
Foreign
currency
options		426	64	771		—	—	—
Total		¥4,548	¥3,223	$38,831		¥464	¥501	$6,036

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2010	2011	2011
Total asset derivatives	¥536	¥1,521	$18,325
Total liability derivatives	¥7,586	¥6,563	$79,072

The location and amount of gains and losses related to derivatives reported in the consolidated statements of income for the fourth quarter of the year ended March 31, 2009 and for fiscal year 2010 and 2011 are shown in the following tables. Ricoh adopted disclosures about derivative instruments and hedging activities as of January 1, 2009.

Derivatives designated as hedging instruments for the fourth quarter of the year ended March 31, 2009

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(165)	Interest expense	¥(13)	—	¥—

		Millions of Yen
		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest income	¥44	Interest expense	¥(92)

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest and dividend income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Thousands of U.S. Dollars
	Gain or (loss) recognized in accumulated OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(1,663)	Interest expense	$(1,530)	—	$—

	Millions of Yen
	Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

	Thousands of U.S. Dollars
	Gain or (loss) recognized in income on derivative		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	$819	Interest expense	$(1,084)

Derivatives not designated as hedging instruments

	Gain or (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2009	2010	2011	2011
Interest rate swap agreements	Other, net	¥291	¥(74)	¥67	$807
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(3,072)	(472)	2,000	24,097
Foreign currency options	Foreign currency exchange (gain) loss, net	(570)	1,145	254	3,060

Total		¥(3,351)	¥599	¥2,321	$27,964